24. Benefit plans	12 Months Ended
Dec. 31, 2018
Benefit Plans
Benefit plans

The defined benefit plans granted to Company employees consist of a bonus for all the employees who have the necessary years of service and have made the required contributions to retire under ordinary retirement plans.

The amounts and conditions vary in accordance with the collective bargaining agreement and for non-unionized personnel.

	12.31.18	12.31.17
Non-current	385,098	477,765
Current	32,365	46,375
Total Benefit plans	417,463	524,140

The detail of the benefit plan obligations as of December 31, 2018 and 2017 is as follows:

	12.31.18	12.31.17
Benefit payment obligations at beginning	524,140	442,170
Current service cost	32,904	42,500
Interest cost	79,304	126,954
Actuarial losses	5,638	(22,219)
Result from exposure to inflation for the year	(169,169)	(8,692)
Benefits paid to participating employees	(55,354)	(56,573)
Benefit payment obligations at period end	417,463	524,140

As of December 31, 2018 and 2017, the Company does not have any assets related to post-retirement benefit plans.

The detail of the charge recognized in the Statement of Comprehensive Income is as follows:

	12.31.18	12.31.17	12.31.16
Cost	32,904	42,500	46,320
Interest	79,304	126,954	163,431
Actuarial results - Other comprehensive loss	5,638	(22,219)	(15,555)
	117,846	147,235	194,196

The actuarial assumptions used are based on market interest rates for Argentine government bonds, past experience, and the Company Management’s best estimate of future economic conditions. Changes in these assumptions may affect the future cost of benefits and obligations. The main assumptions used are as follow:

	12.31.18	12.31.17
Discount rate	5%	5%
Salary increase	1%	1%
Inflation	31%	18%

Sensitivity analysis:

12.31.2018
Discount Rate: 4%
Obligation	459,651
Variation	42,188
10%

Discount Rate: 6%
Obligation	381,587
Variation	(35,876)
(9%)

Salary Increase : 0%
Obligation	379,992
Variation	(37,471)
(9%)

Salary Increase: 2%
Obligation	460,939
Variation	43,476
10%

The expected payments of benefits are as follow:

	In 2019	In 2020	In 2021	In 2022	In 2023	Between 2022 to 2028
At December 31, 2018
Benefit payment obligations	32,365	6,221	6,207	6,450	2,059	11,128

Estimates based on actuarial techniques imply the use of statistical tools, such as the so-called demographic tables used in the actuarial valuation of the Company’s active personnel.

In order to determine the mortality of the Company’s active personnel, the “1971 Group Annuity Mortality” table has been used. In general, a mortality table shows for each age group the probability that a person in any such age group will die before reaching a predetermined age. Male and female mortality tables are elaborated separately inasmuch as men and women’s mortality rates are substantially different.

In order to estimate total and permanent disability due to any cause, 80% of the “1985 Pension Disability Study” table has been used.

In order to estimate the probability that the Company’s active personnel will leave the Company or stay therein, the “ESA 77” table has been used.

Liabilities related to the above-mentioned benefits have been determined considering all the rights accrued by the beneficiaries of the plans through the closing date of the year ended December 31, 2018.

These benefits do not apply to key management personnel.